10. Short-Term Borrowings	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Short-Term Borrowings

Short-term borrowings totaling $27,552 at December 31, 2016, as shown on the balance sheet, consist primarily of three Federal Home Loan Bank advances that are secured by a lien on a specific class of residential and commercial mortgage loans of the Bank. The FHLB has the option to convert two of these advances which total $20,000 to a three month LIBOR-based floating rate advance. These two notes have interest rates that range from 3.84% to 4.34% at December 31, 2016. The average rate paid on these two borrowings was 3.97% during 2015 and 2016. The third advance has a fixed rate of 2.43% and matures on August 29, 2017. Also included in other short-term borrowings are the contractual principal payments due over the next 12 months on an FHLB advance granted through the FHLB’s Affordable Housing Program. The contractual payments due on the FHLB Affordable Housing program loan total $52 and the advance has a zero interest rate.